Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Kaleyra, Inc.
Entity Central Index Key	0001719489
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Tax Identification Number	82-3027430
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Via Marco D’Aviano, 2
Entity Address, City or Town	Milano MI
Entity Address, Postal Zip Code	20131
City Area Code	+39 02
Local Phone Number	288 5841